Exhibit 99.1

Naming of Issuing Entity	Check if Registered	Name of Originator1(a)	Total Assets in ABS by Originator			Assets That Were Subject of Demand2(a)			Assets That Were Repurchased or Replaced3(a)			Assets Pending Repurchase or Replacement (within cure period)4(a)			Demand in Dispute5(a)			Demand Withdrawn6(a)			Demand Rejected7(a)
			(#)	($)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)
Issuing Entities with Demands for Repurchase or Replacement
Residential mortgages - Non-Prime
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-I 0001380959	X	Bank of America, National Association	1,291	762,184,631.83	50.13%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	1	380,810.21	1.13%	0	0.00	0.00%	0	0.00	0.00%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3 0001392147	X	First Horizon Home Loan Corp.	1,972	451,020,337.72	50.61%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	1	160,569.00	0.40%	0	0.00	0.00%	0	0.00	0.00%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-6 0001406018	X	American Home Mortgage Corp.	507	108,646,111.97	24.64%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	1	353,171.00	1.06%	0	0.00	0.00%	0	0.00	0.00%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-8 0001411865	X	LoanCity.com	87	23,146,895.28	4.03%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	1	787,028.00	3.38%	0	0.00	0.00%	0	0.00	0.00%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-B 0001392148	X	Bank of America, National Association	734	449,440,012.74	95.55%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	1	479,268.70	2.91%	0	0.00	0.00%	0	0.00	0.00%
Residential mortgages – Non-Prime Subtotal*			4,591	1,794,437,989.54		0	0.00		0	0.00		0	0.00		5	2,160,846.91		0	0.00		0	0.00
Totals*			4,591	1,794,437,989.54		0	0.00		0	0.00		0	0.00		5	2,160,846.91		0	0.00		0	0.00

BANC OF AMERICA FUNDING CORPORATION

Endnotes for Forms ABS-15G Repurchase Demand Activity Reporting Table

Residential Mortgages

1(a) The originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.

Data regarding other originators has been omitted because it could not be obtained by the securitizer without unreasonable effort or expense due to the number of transactions, the number of originators and the length of time the securitizer has been engaged in transactions.

2(a) Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G. The status as of the end of the reporting period of any demand that was received during or prior to the reporting period will appear in the other applicable column in this Form ABS-15G until such demand has been resolved.

3(a) Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G

4(a) Reflects assets for which the applicable party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the master servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5(a) Includes assets for which any of the following situations apply as of the end of the reporting period:

(a) A related demand to repurchase or replace such asset was received by the applicable party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;

(b) The applicable party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or

(c) The applicable party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6(a) Includes assets for which any of the following situations apply as of the end of the reporting period:

(a) The party demanding the repurchase or replacement of such asset has agreed to rescind its demand; or

(b) Events unrelated to the repurchase or replacement of such asset, such as repayment of the asset by the related obligor, have negated the need for further consideration of the request to repurchase or replace such asset.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

7(a) Reflects assets for which the applicable party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

8(a) An outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G, or (b) for any liquidated asset, as the remaining outstanding principal balance of the asset at liquidation following application of all borrower payments, but not including any insurance payments or liquidation proceeds applied to principal. This same principal balance is used in the calculating the numerator in the corresponding “% of principal balance” column. However, the denominator used to calculate the corresponding “% of principal balance” column is derived from the outstanding principal balances reported to the trustee or other calculation agent for the trust reporting period with the same ending date as the end of the reporting period covered by this Form ABS-15G, which amounts reflect any insurance payments or liquidation proceeds received on liquidated assets and applied to principal.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations. The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.